Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

20. Commitments and contingencies

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with the ongoing construction and facility improvements of its headquarter. The total capital commitments contracted but not yet reflected in the financial statements as of December 31, 2024 and 2025 amounted to RMB 157,801,809 and RMB 17,467,110 (US$ 2,497,763) respectively. All of the commitments relating to the construction will be settled in installments.